Share-based compensation - Additional Information (Detail)			12 Months Ended
	Dec. 01, 2020 kr / shares shares	Oct. 02, 2020 shares kr / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Number of shares issued			832,146,748	832,146,748
2020 Subscription Rights Incentive Plan [Member] | Incentive Subscription Rights [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Number of share options issued in share based payment arrangement		25,962,800
Exercise price of share options issued | kr / shares		kr 1.71
Share based payment arrangement share options expiration date		May 15, 2025
2020 Subscription Rights Incentive Plan [Member] | Incentive Subscription Rights [Member] | Vested on April 15, 2021 [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Number of share options vested in share based payments arrangement		33.333
2020 Subscription Rights Incentive Plan [Member] | Incentive Subscription Rights [Member] | Vested on April 15, 2022 [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Number of share options vested in share based payments arrangement		33.333
2020 Subscription Rights Incentive Plan [Member] | Incentive Subscription Rights [Member] | Vested on April 15, 2023 [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Number of share options vested in share based payments arrangement		33.333
Employee Share Purchase Plan [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Description of employees contribution periods defined benefit plan			The contribution periods are March-May, June-August, September-November, and December-February.
Percentage of contribution by employees defined benefit plan			20.00%
Percentage of employees new issue shares purchase price below closing share price at the first and last trading day of contribution period defined benefit plan			85.00%
Defined benefit plan shares restricted period			3 months
Description of first contribution period defined benefit plan	The first contribution period under the program was September-November 2020.
Number of shares issued	1,527,917
Shares issued price per share | kr / shares	kr 1.43